BUSINESS COMBINATIONS - Acquisition of BI Live (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Nov. 11, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash paid	$ 103,978		$ 4,328	$ 21,300
BI Live
Disclosure of detailed information about business combination [line items]
Cash paid		$ 366
Contingent liabilities recognised in business combination	$ 559	$ 3,000